Accounts Receivables and Accrued Revenues (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and Accruals	$ 3,046	$ 2,378
Prepaids and Deposits	260	187
Joint Operations Receivables	36	40
Other	93	9
Accounts Receivable and Accrued Revenues	$ 3,435	$ 2,614